EXHIBIT 99.1

Golden Bear 2016-R, LLC
Golden Bear Funding Notes, Series 2016-R
Sample Assessments Agreed-Upon Procedures

Report To:
Golden Bear 2016-R, LLC
Natixis Securities Americas LLC

9 November 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Golden Bear 2016-R, LLC
c/o Golden Bear Warehouse, LLC
1201 North Orange Street, Suite 800
Wilmington, Delaware 19801

Natixis Securities Americas LLC
1251 Avenue of the Americas
New York, New York 10020

Re:	Golden Bear 2016-R, LLC (the “Issuer”) Golden Bear Funding Notes, Series 2016-R (the “Notes”) Sample Assessments Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to certain pools of residential property assessed clean energy (PACE) assessments (the “Assessments”) relating to the Issuer’s securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.
The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Natixis Securities Americas LLC (the “Initial Purchaser”), on behalf of the Issuer, provided us with:
a.	Electronic data files:
i.	Labeled “GB 2015-1_2016-B_RepackData_10.20.16.delivered.xlsx” and the corresponding record layout and decode information (the “Golden Bear 2015‑1 Repack Data File”) that the Initial Purchaser, on behalf of the Issuer, indicated contains information on certain Assessments as of 6 October 2016 (the “Measurement Cut-off Date”),
ii.	Labeled “GB 2016-1_2016-B_RepackData_10.20.16.delivered.xlsx” and the corresponding record layout and decode information (the “Golden Bear 2016‑1 Repack Data File”) that the Initial Purchaser, on behalf of the Issuer, indicated contains information on certain Assessments as of the Measurement Cut-off Date,
iii.	Labeled “GB 2016-2 Data Tape 093016_delivered.xlsx” and the corresponding record layout and decode information (the “Golden Bear 2016‑2 Repack Data File,” together with the Golden Bear 2015-1 Repack Data File and Golden Bear 2016‑1 Repack Data File, the “Repack Data Files”) that the Initial Purchaser, on behalf of the Issuer, indicated contains information on certain Assessments as of as of the Measurement Cut-off Date and
iv.	Labeled “GB 2015-1_2016-B_RepackData_10.28.16.delivered.xlsx” and the corresponding record layout and decode information (the “Updated Golden Bear 2015-1 Repack Data File,” together with the Golden Bear 2016-1 Repack Data File and Golden Bear 2016‑2 Repack Data File, the “Final Repack Data Files,” and together with the Repack Data Files, the “Provided Repack Data Files”) that the Initial Purchaser, on behalf of the Issuer, indicated contains updated information on certain Assessments as of the Measurement Cut-off Date and
b.	Instructions, assumptions and methodologies which are described in Attachment A.

For the purpose of the procedures described in this report, Renew Financial Group LLC (the “Program Administrator”), on behalf of the Issuer, provided us with:
a.	Imaged copies of the:
i.	Notice of assessment and payment of contractual assessment required and addendum to notice of assessment (as applicable and collectively, the “Assessment Notice”) and
ii.	Assessment agreement (the “Agreement,” together with the Assessment Notice, the “Source Documents”)
relating to each Sample Assessment (as defined in Attachment A),
b.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File and Final Data File (both as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
c.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or observing certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Repack Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File or Final Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Initial Purchaser or Program Administrator, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Assessments, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Initial Purchaser or Program Administrator, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Assessments conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Assessments,
iii.	Whether the originator of the Assessments complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Assessments that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as the Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 November 2016

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Initial Purchaser, on behalf of the Issuer, we combined the information on the Golden Bear 2015-1 Repack Data File, the Golden Bear 2016-1 Repack Data File and the Golden Bear 2016-2 Repack Data File. The Repack Data Files, as combined, are hereinafter referred to as the “Data File.”

2.	As instructed by the Initial Purchaser, on behalf of the Issuer, we randomly selected a sample of 100 Assessments from the Data File (the “Sample Assessments”). For the purpose of this procedure, the Initial Purchaser, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Assessments they instructed us to randomly select from the Data File.

For the purpose of the procedures described in this report, the 100 Sample Assessments are referred to as Sample Assessment Numbers 1 through 100.

3.	For each Sample Assessment, the Initial Purchaser, on behalf of Issuer, instructed us to perform the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on the Source Documents, subject to the instruction provided by the Program Administrator, on behalf of the Issuer, that is stated in the notes to Exhibit 1 to Attachment A. The Source Document that we were instructed by the Program Administrator, on behalf of the Issuer, to use for each Sample Characteristic is shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.	We observed that the corresponding Assessment Notice contained a signature in the signature section of the Assessment Notice. We performed no procedures to determine the validity of the signature contained on the Assessment Notice.

4.	As instructed by the Initial Purchaser, on behalf of the Issuer, we combined the information on the Updated Golden Bear 2015-1 Repack Data File, the Golden Bear 2016-1 Repack Data File and the Golden Bear 2016-2 Repack Data File. The Final Repack Data Files, as combined, are herein after referred to as the “Final Data File.”

5.	For each Assessment on the Data File and Final Data File, we compared the applicant ID (the “Applicant ID”), as shown on the Data File, to the corresponding Applicant ID, as shown on the Final Data File, and noted that:
a.	All of the Assessments were included on both the Data File and Final Data File and
b.	No assessments other than the Assessments were included on the Data File or Final Data File.

Attachment A Page 2 of 2

6.	For the Sample Assessments, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information, as shown on the Final Data File. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document	Note

Applicant ID	Assessment Notice	i.
Property city	Assessment Notice	ii.
Property state	Assessment Notice
Property zip	Assessment Notice
County	Assessment Notice
Original assessment amount	Assessment Notice
Recording date	Assessment Notice
Original annual tax payment	Assessment Notice
Rate	Agreement
Project cost	Agreement
Term	Agreement

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the property city Sample Characteristic for each Sample Assessment, the Program Administrator, on behalf of the Issuer, instructed us to note agreement if the value on the Data File agreed with any corresponding information on the Assessment Notice. We performed no procedures to reconcile any conflicting information that may exist on the Assessment Notice for the property city Sample Characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instruction provided by the Program Administrator, on behalf of the Issuer, that is described above.

Exhibit 2 to Attachment A

Sample Characteristic Difference

Sample Assessment Number	Sample Characteristic	Data File Value	Source Document Value

94	Recording date	5/29/2015	5/28/2015

Exhibit 3 to Attachment A

Sample Characteristic Difference Between the Data File and Final Data File

Sample Assessment Number	Sample Characteristic	Data File Value	Final Data File Value

94	Recording date	5/29/2015	5/28/2015